Note 10 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current	$ 4,297	$ 1,234
Deferred	1,049	112
Federal Income Tax Expense (Benefit), Continuing Operations	5,346	1,346
Current	1,259	153
Deferred	234	109
State and Local Income Tax Expense (Benefit), Continuing Operations	1,493	262
Provision for income taxes, amount	$ 6,839	$ 1,608